December 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:                                         Office of Filings, Information & Consumer Service

Re:                             Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated December 4, 2012 to Prospectus dated October 26, 2012 and Summary Prospectus dated October 26, 2012 for the Munder International Equity Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on November 30, 2012 (Accession # 0001104659-12-081776).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:                                A. Eisenbeis